Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE RETIREMENT FUNDS, INC.
Entity Central Index Key	0001177017
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000129656
Shareholder Report [Line Items]
Fund Name	Target 2050 Fund
Class Name	Investor Class
Trading Symbol	TRFOX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Target 2050 Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Target 2050 Fund - Investor Class	$65	0.62%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Versus the style-specific S&P Target Date 2050 Index, our diversified U.S. mid-cap equity structure contributed to performance for the trailing one-year period as our dedicated allocations to growth and value outpaced the benchmark’s core-oriented mid-cap equity allocation. Additionally, glide path effect added value as the fund’s greater total equity exposure versus the benchmark was beneficial.

  On the negative side, a leading detractor from relative results was security selection within the US Mid-Cap Growth Equity Strategy, which trailed its benchmark. The fund’s structural exposure to real assets equities also detracted.

  The fund seeks the highest total return over time, consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	Investor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2015	9,358	9,394	9,350
2015	9,621	9,895	9,699
2016	8,922	9,142	8,998
2016	9,667	10,022	9,779
2016	10,069	10,468	10,159
2016	10,060	10,717	10,204
2017	10,750	11,546	10,889
2017	11,300	11,795	11,296
2017	11,708	12,150	11,619
2017	12,302	13,104	12,368
2018	12,530	13,419	12,558
2018	12,511	13,572	12,642
2018	12,860	14,610	13,098
2018	12,217	13,828	12,375
2019	12,660	14,096	12,702
2019	12,582	13,911	12,505
2019	13,203	14,801	13,038
2019	13,873	15,970	13,913
2020	13,351	15,069	13,114
2020	13,351	15,505	13,058
2020	15,096	17,975	14,670
2020	16,130	19,008	15,622
2021	17,389	20,393	16,744
2021	18,672	22,314	18,140
2021	19,443	23,914	18,797
2021	19,016	24,014	18,491
2022	18,090	22,900	17,980
2022	16,847	21,492	17,039
2022	15,961	20,738	16,150
2022	16,556	21,420	16,743
2023	16,479	21,051	16,866
2023	16,879	21,929	17,162
2023	17,954	23,798	18,212
2023	18,114	24,121	18,382
2024	19,856	27,072	20,070
2024	20,620	27,978	20,766
2024	21,748	30,020	22,030
2024	22,477	32,439	22,707
2025	22,293	31,819	22,639
2025	22,559	31,648	23,136

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Target 2050 Fund (Investor Class)	9.40%	11.06%	8.48%
Russell 3000 Index (Regulatory Benchmark)	13.12	15.34	12.21
S&P Target Date 2050 Index (Strategy Benchmark)	11.41	12.12	8.75

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 382,897,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 1,868,000
InvestmentCompanyPortfolioTurnover	23.10%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$382,897 Number of Portfolio Holdings23
Holdings [Text Block]
Domestic Equity Funds	64.2%
International Equity Funds	27.3
Domestic Bond Funds	4.0
International Bond Funds	1.6
Short-Term and Other	2.9

Largest Holdings [Text Block]
T. Rowe Price Value Fund	14.6%
T. Rowe Price Growth Stock Fund	13.9
T. Rowe Price U.S. Large-Cap Core Fund	9.8
T. Rowe Price Equity Index 500 Fund	8.6
T. Rowe Price International Value Equity Fund	8.3
T. Rowe Price Overseas Stock Fund	7.4
T. Rowe Price International Stock Fund	6.4
T. Rowe Price Real Assets Fund	6.1
T. Rowe Price Mid-Cap Growth Fund	3.3
T. Rowe Price Mid-Cap Value Fund	3.1

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000129657
Shareholder Report [Line Items]
Fund Name	Target 2050 Fund
Class Name	Advisor Class
Trading Symbol	PAOFX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Target 2050 Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Target 2050 Fund - Advisor Class	$91	0.87%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Versus the style-specific S&P Target Date 2050 Index, our diversified U.S. mid-cap equity structure contributed to performance for the trailing one-year period as our dedicated allocations to growth and value outpaced the benchmark’s core-oriented mid-cap equity allocation. Additionally, glide path effect added value as the fund’s greater total equity exposure versus the benchmark was beneficial.

  On the negative side, a leading detractor from relative results was security selection within the US Mid-Cap Growth Equity Strategy, which trailed its benchmark. The fund’s structural exposure to real assets equities also detracted.

  The fund seeks the highest total return over time, consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2015	9,356	9,394	9,350
2015	9,612	9,895	9,699
2016	8,912	9,142	8,998
2016	9,648	10,022	9,779
2016	10,042	10,468	10,159
2016	10,025	10,717	10,204
2017	10,705	11,546	10,889
2017	11,254	11,795	11,296
2017	11,644	12,150	11,619
2017	12,229	13,104	12,368
2018	12,447	13,419	12,558
2018	12,429	13,572	12,642
2018	12,758	14,610	13,098
2018	12,108	13,828	12,375
2019	12,550	14,096	12,702
2019	12,453	13,911	12,505
2019	13,071	14,801	13,038
2019	13,728	15,970	13,913
2020	13,201	15,069	13,114
2020	13,191	15,505	13,058
2020	14,901	17,975	14,670
2020	15,917	19,008	15,622
2021	17,145	20,393	16,744
2021	18,405	22,314	18,140
2021	19,138	23,914	18,797
2021	18,715	24,014	18,491
2022	17,791	22,900	17,980
2022	16,561	21,492	17,039
2022	15,684	20,738	16,150
2022	16,251	21,420	16,743
2023	16,170	21,051	16,866
2023	16,541	21,929	17,162
2023	17,589	23,798	18,212
2023	17,735	24,121	18,382
2024	19,435	27,072	20,070
2024	20,174	27,978	20,766
2024	21,247	30,020	22,030
2024	21,951	32,439	22,707
2025	21,758	31,819	22,639
2025	22,006	31,648	23,136

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Target 2050 Fund (Advisor Class)	9.08%	10.78%	8.21%
Russell 3000 Index (Regulatory Benchmark)	13.12	15.34	12.21
S&P Target Date 2050 Index (Strategy Benchmark)	11.41	12.12	8.75

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 382,897,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 1,868,000
InvestmentCompanyPortfolioTurnover	23.10%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$382,897 Number of Portfolio Holdings23
Holdings [Text Block]
Domestic Equity Funds	64.2%
International Equity Funds	27.3
Domestic Bond Funds	4.0
International Bond Funds	1.6
Short-Term and Other	2.9

Largest Holdings [Text Block]
T. Rowe Price Value Fund	14.6%
T. Rowe Price Growth Stock Fund	13.9
T. Rowe Price U.S. Large-Cap Core Fund	9.8
T. Rowe Price Equity Index 500 Fund	8.6
T. Rowe Price International Value Equity Fund	8.3
T. Rowe Price Overseas Stock Fund	7.4
T. Rowe Price International Stock Fund	6.4
T. Rowe Price Real Assets Fund	6.1
T. Rowe Price Mid-Cap Growth Fund	3.3
T. Rowe Price Mid-Cap Value Fund	3.1

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000169039
Shareholder Report [Line Items]
Fund Name	Target 2050 Fund
Class Name	I Class
Trading Symbol	TOORX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Target 2050 Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Target 2050 Fund - I Class	$46	0.44%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Versus the style-specific S&P Target Date 2050 Index, our diversified U.S. mid-cap equity structure contributed to performance for the trailing one-year period as our dedicated allocations to growth and value outpaced the benchmark’s core-oriented mid-cap equity allocation. Additionally, glide path effect added value as the fund’s greater total equity exposure versus the benchmark was beneficial.

  On the negative side, a leading detractor from relative results was security selection within the US Mid-Cap Growth Equity Strategy, which trailed its benchmark. The fund’s structural exposure to real assets equities also detracted.

  The fund seeks the highest total return over time, consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	I Class	Regulatory Benchmark	Strategy Benchmark
2/26/16	500,000	500,000	500,000
2/29/16	497,615	496,422	497,303
5/31/16	539,122	544,231	540,491
8/31/16	561,546	568,440	561,491
11/30/16	561,546	581,943	563,980
2/28/17	599,527	626,947	601,831
5/31/17	630,717	640,512	624,321
8/31/17	652,995	659,747	642,217
11/30/17	686,659	711,555	683,585
2/28/18	699,361	728,662	694,107
5/31/18	699,361	736,982	698,763
8/31/18	718,858	793,335	723,928
11/30/18	682,941	750,879	683,968
2/28/19	708,008	765,454	702,074
5/31/19	703,664	755,379	691,182
8/31/19	738,956	803,727	720,640
11/30/19	776,963	867,195	768,972
2/29/20	748,253	818,289	724,843
5/31/20	748,253	841,972	721,711
8/31/20	846,468	976,058	810,853
11/30/20	904,943	1,032,167	863,464
2/28/21	976,034	1,107,368	925,472
5/31/21	1,049,047	1,211,696	1,002,617
8/31/21	1,092,270	1,298,577	1,038,923
11/30/21	1,068,906	1,304,032	1,021,993
2/28/22	1,017,161	1,243,505	993,781
5/31/22	947,975	1,167,058	941,736
8/31/22	898,816	1,126,100	892,619
11/30/22	932,196	1,163,163	925,423
2/28/23	928,384	1,143,118	932,207
5/31/23	950,918	1,190,804	948,568
8/31/23	1,011,437	1,292,283	1,006,601
11/30/23	1,021,094	1,309,822	1,015,990
2/29/24	1,120,253	1,470,073	1,109,268
5/31/24	1,164,028	1,519,264	1,147,765
8/31/24	1,227,701	1,630,142	1,217,642
11/30/24	1,269,487	1,761,518	1,255,060
2/28/25	1,260,388	1,727,827	1,251,278
5/31/25	1,275,425	1,718,566	1,278,751

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 2/26/16
Target 2050 Fund (I Class)	9.57%	11.26%	10.65%
Russell 3000 Index (Regulatory Benchmark)	13.12	15.34	14.27
S&P Target Date 2050 Index (Strategy Benchmark)	11.41	12.12	10.68

Performance Inception Date	Feb. 26, 2016
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 382,897,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 1,868,000
InvestmentCompanyPortfolioTurnover	23.10%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$382,897 Number of Portfolio Holdings23
Holdings [Text Block]
Domestic Equity Funds	64.2%
International Equity Funds	27.3
Domestic Bond Funds	4.0
International Bond Funds	1.6
Short-Term and Other	2.9

Largest Holdings [Text Block]
T. Rowe Price Value Fund	14.6%
T. Rowe Price Growth Stock Fund	13.9
T. Rowe Price U.S. Large-Cap Core Fund	9.8
T. Rowe Price Equity Index 500 Fund	8.6
T. Rowe Price International Value Equity Fund	8.3
T. Rowe Price Overseas Stock Fund	7.4
T. Rowe Price International Stock Fund	6.4
T. Rowe Price Real Assets Fund	6.1
T. Rowe Price Mid-Cap Growth Fund	3.3
T. Rowe Price Mid-Cap Value Fund	3.1

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless